FINANCIAL INSTRUMENTS (Details) $ in Thousands	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD ($)	Apr. 30, 2015 USD ($)
Financial assets designated as measured at fair value through profit or loss [Abstract]
Cash	$ 43,129		$ 6,844		$ 9,082
Derivative assets, at fair value	963	$ 766	0
Financial assets designated as not measured at fair value [Abstract]
Amounts receivable	2,679		2,036
Restricted cash	0		83,878
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	44,092		85,914
Designated financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities			3,009
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	34,615		16,153
Loan facility	0		425,903	$ 332,000,000		$ 357,000,000
Secured notes payable	396,509		0
Financial liabilities classified as derivative liabilities, accounts payable and accrued liabilities, carrying amount	431,124		442,056
Financial liabilities at fair value through profit or loss, category [member]
Designated financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities			3,009
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	0		0
Loan facility			0
Secured notes payable	0
Financial liabilities classified as derivative liabilities, accounts payable and accrued liabilities, carrying amount	0		0
Derivative liabilities at fair falue [Member]
Designated financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities, at fair value			3,009
Loan facility at fair falue [Member]
Designated financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities, at fair value			449,249
Cash at fair falue [Member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Financial assets, at fair value	43,129		6,844
Restricted cash at fair falue [Member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Financial assets, at fair value			83,878
Derivative assets at fair value [Member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Financial assets, at fair value	963
Secured notes payable at fair value [Member]
Designated financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities, at fair value	412,976
Loans and receivables, category [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Cash	0		0
Derivative assets, at fair value	0
Financial assets designated as not measured at fair value [Abstract]
Amounts receivable	2,679		2,036
Restricted cash			0
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	0		2,036
Designated financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities			0
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	0		0
Loan facility			0
Secured notes payable	0
Financial liabilities classified as derivative liabilities, accounts payable and accrued liabilities, carrying amount	0		0
Financial assets at fair value through profit or loss, category [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Cash	43,129		6,844
Derivative assets, at fair value	963
Financial assets designated as not measured at fair value [Abstract]
Amounts receivable	0		0
Restricted cash			83,878
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	44,092		83,878
Level 1 of fair value hierarchy [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Financial assets, at fair value			83,878
Level 1 of fair value hierarchy [member] | Derivative liabilities at fair falue [Member]
Designated financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities, at fair value			0
Level 1 of fair value hierarchy [member] | Loan facility at fair falue [Member]
Designated financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities, at fair value			0
Level 1 of fair value hierarchy [member] | Cash at fair falue [Member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Financial assets, at fair value	43,129		6,844
Level 1 of fair value hierarchy [member] | Derivative assets at fair value [Member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Financial assets, at fair value	0
Level 1 of fair value hierarchy [member] | Secured notes payable at fair value [Member]
Designated financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities, at fair value	0
Level 2 of fair value hierarchy [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Financial assets, at fair value			0
Level 2 of fair value hierarchy [member] | Derivative liabilities at fair falue [Member]
Designated financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities, at fair value			3,009
Level 2 of fair value hierarchy [member] | Loan facility at fair falue [Member]
Designated financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities, at fair value			449,249
Level 2 of fair value hierarchy [member] | Cash at fair falue [Member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Financial assets, at fair value	0		0
Level 2 of fair value hierarchy [member] | Derivative assets at fair value [Member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Financial assets, at fair value	963
Level 2 of fair value hierarchy [member] | Secured notes payable at fair value [Member]
Designated financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities, at fair value	412,976
Level 3 of fair value hierarchy [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Financial assets, at fair value			0
Level 3 of fair value hierarchy [member] | Derivative liabilities at fair falue [Member]
Designated financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities, at fair value			0
Level 3 of fair value hierarchy [member] | Loan facility at fair falue [Member]
Designated financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities, at fair value			0
Level 3 of fair value hierarchy [member] | Cash at fair falue [Member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Financial assets, at fair value	0		$ 0
Level 3 of fair value hierarchy [member] | Derivative assets at fair value [Member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Financial assets, at fair value	0
Level 3 of fair value hierarchy [member] | Secured notes payable at fair value [Member]
Designated financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities, at fair value	$ 0